PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Property, plant and equipment

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Machinery and equipment	167	80	-	247
Other fixtures, fittings and tools	10	-	-	10
Total	177	80	-	257
Accumulated depreciation (Note 13)

Machinery and equipment	(68)	(53)	-	(121)
Other fixtures, fittings and tools	(2)	(1)	-	(3)
Total	(70)	(54)	-	(124)
Carrying amount	107	26	-	133

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Machinery and equipment	113	55	(1)	167
Other fixtures, fittings and tools	10	-	-	10
Total	123	55	(1)	177
Accumulated depreciation (Note 13)

Machinery and equipment	(30)	(39)	1	(68)
Other fixtures, fittings and tools	(1)	(1)	-	(2)
Total	(31)	(40)	1	(70)
Carrying amount	92	15	-	107